SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENT OF CONDITION -- June 30, 2000 (Unaudited)

ASSETS:
  Investments in MFS/Sun Life Series Trust:                    Shares        Cost          Value
                                                              ---------   -----------   ------------
    Capital Appreciation Series ("CAS").....................    734,000   $31,442,050   $ 36,589,897
    Conservative Growth Series ("MIT")......................    814,204    26,533,713     28,771,999
    Government Securities Series ("GSS")....................    481,946     6,129,731      5,873,004
    High Yield Series ("HYS")...............................    660,675     6,110,380      5,412,428
    Managed Sectors Series ("MSS")..........................    212,666     8,449,886      8,325,673
    Money Market Series ("MMS").............................  5,405,097     5,405,097      5,405,097
    Total Return Series ("TRS").............................    367,111     7,304,108      6,365,687
    Global Governments Series ("GGS").......................     78,807       840,378        768,730
    Zero Coupon Series:
        2000 Portfolio ("ZCS-2000").........................    333,342     2,892,339      2,734,183
                                                                          -----------   ------------
            Net Assets:................................................   $95,107,682   $100,246,698
                                                                          ===========   ============

                                                                  Units        Unit Value      Value
NET ASSETS APPLICABLE TO CONTRACT OWNERS:                     --------------   ----------   ------------
    CAS - Level 1...........................................           6,648    $80.2439    $    731,798
    CAS - Level 2...........................................         442,424     81.3958      35,858,099
    MIT - Level 1...........................................          14,302     55.3552         863,160
    MIT - Level 2...........................................         500,539     56.1499      27,908,839
    GSS - Level 1...........................................           7,237     22.0065         176,190
    GSS - Level 2...........................................         255,687     22.3226       5,696,814
    HYS - Level 1...........................................           1,465     26.1781          54,124
    HYS - Level 2...........................................         202,821     26.5541       5,358,304
    MSS - Level 1...........................................           5,446     78.6526         416,284
    MSS - Level 2...........................................          98,920     79.7816       7,909,389
    MMS - Level 1...........................................          44,213     17.3619         756,714
    MMS - Level 2...........................................         263,615     17.6112       4,648,383
    TRS - Level 1...........................................           8,214     33.6209         254,627
    TRS - Level 2...........................................         179,384     34.1037       6,111,060
    GGS - Level 1...........................................           3,461     19.1853          61,498
    GGS - Level 2...........................................          36,334     19.4610         707,232
    ZCS-2000 - Level 1......................................           6,970     22.1745         164,051
    ZCS-2000 - Level 2......................................         114,696     22.4931       2,570,132
                                                                                            ------------
            Net Assets:..................................................................   $100,246,698
                                                                                            ============

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2000 (Unaudited)

                                                                  CAS           MIT           GSS           HYS
                                                              Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                                              -----------   -----------   -----------   -----------
INCOME:
  Dividend income and capital gain distributions received...  $4,586,609    $ 2,170,913   $  372,508    $  530,270
                                                              -----------   -----------   ----------    ----------
EXPENSES:
  Mortality and expense risk charges........................  $  107,483    $    87,353   $   18,661    $   17,108
  Minimum death benefit guarantee charges...................       1,945          1,567          508           239
  Administrative charges....................................      36,995         30,058        6,525         5,846
                                                              -----------   -----------   ----------    ----------
  Total expenses............................................  $  146,423    $   118,978   $   25,694    $   23,193
                                                              -----------   -----------   ----------    ----------
      Net investment income (loss)..........................  $4,440,186    $ 2,051,935   $  346,814    $  507,077
                                                              -----------   -----------   ----------    ----------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment transactions:
    Proceeds from sales.....................................  $4,042,546    $ 2,644,512   $1,087,245    $1,005,213
    Cost of investments sold................................   3,068,219      2,028,514    1,070,226     1,046,855
                                                              -----------   -----------   ----------    ----------
      Net realized gains (losses)...........................  $  974,327    $   615,998   $   17,019    $  (41,642)
                                                              -----------   -----------   ----------    ----------
  Net unrealized appreciation (depreciation) on investments:
    End of period...........................................  $5,147,847    $ 2,238,286   $ (256,727)   $ (697,952)
    Beginning of period.....................................   8,682,122      4,852,493     (127,284)     (212,631)
                                                              -----------   -----------   ----------    ----------
      Change in unrealized appreciation (depreciation)......  $(3,534,275)  $(2,614,207)  $ (129,443)   $ (485,321)
                                                              -----------   -----------   ----------    ----------
    Realized and unrealized gains (losses)..................  $(2,559,948)  $(1,998,209)  $ (112,424)   $ (526,963)
                                                              -----------   -----------   ----------    ----------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.........  $1,880,238    $    53,726   $  234,390    $  (19,886)
                                                              ===========   ===========   ==========    ==========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

Six Months Ended June 30, 2000 (Unaudited)

                                                           MSS           MMS           TRS           GGS        ZCS-2000
                                                       Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                                       -----------   -----------   -----------   -----------   -----------
INCOME:
  Dividend income and capital gain distributions
   received..........................................  $1,690,493    $  153,225    $  656,578     $ 31,485      $ 201,885
                                                       -----------   ----------    ----------     --------      ---------
EXPENSES:
  Mortality and expense risk charges.................  $   26,677    $   16,663    $   19,910     $  2,283      $   8,414
  Minimum death benefit guarantee charges............       1,049         1,463           591           94            323
  Administrative charges.............................       9.522         6,433         6,991          817          2,999
                                                       -----------   ----------    ----------     --------      ---------
  Total expenses.....................................  $   37,248    $   24,559    $   27,492     $  3,194      $  11,736
                                                       -----------   ----------    ----------     --------      ---------
      Net investment income (loss)...................  $1,653,245    $  128,666    $  629,086     $ 28,291      $ 190,149
                                                       -----------   ----------    ----------     --------      ---------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment transactions:
    Proceeds from sales..............................  $2,234,944    $4,593,955    $1,638,499     $ 15,603      $ 467,603
    Cost of investments sold.........................   1,304,742     4,593,955     1,832,113       17,228        467,545
                                                       -----------   ----------    ----------     --------      ---------
      Net realized gains (losses)....................  $  930,202    $   --        $ (193,614)    $ (1,625)     $      58
                                                       -----------   ----------    ----------     --------      ---------
  Net unrealized appreciation (depreciation) on
    investments:
    End of period....................................  $ (124,213)   $   --        $ (938,421)    $(71,648)     $(158,156)
    Beginning of period..............................   3,433,514        --          (639,332)     (35,914)       (31,740)
                                                       -----------   ----------    ----------     --------      ---------
      Change in unrealized appreciation
        (depreciation)...............................  $(3,557,727)  $   --        $ (299,089)    $(35,734)     $(126,416)
                                                       -----------   ----------    ----------     --------      ---------
    Realized and unrealized gains (losses)...........  $(2,627,525)  $   --        $ (492,703)    $(37,359)     $(126,358)
                                                       -----------   ----------    ----------     --------      ---------
  INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS.......................................  $  974,280    $  128,666    $  136,383     $ (9,068)     $  63,791
                                                       ===========   ==========    ==========     ========      =========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 2000 and the Year Ended December 31, 1999 (Unaudited)

                                       CAS Sub-Account                 MIT Sub-Account                 GSS Sub-Account
                                -----------------------------   -----------------------------   -----------------------------
                                  Six Months      Year Ended      Six Months      Year Ended      Six Months      Year Ended
                                Ended June 30,   December 31,   Ended June 30,   December 31,   Ended June 30,   December 31,
                                     2000            1999            2000            1999            2000            1999
                                --------------   ------------   --------------   ------------   --------------   ------------
OPERATIONS:
  Net investment income
    (loss)....................   $ 4,440,186     $ 3,035,018     $ 2,051,935     $ 2,139,390     $   346,814     $   316,600
  Net realized gains
    (losses)..................       974,327         991,291         615,998         881,684          17,019          84,102
  Net unrealized gains
    (losses)..................    (3,534,275)      4,610,767      (2,614,207)     (1,194,339)       (129,443)       (612,062)
                                 -----------     -----------     -----------     -----------     -----------     -----------
      Increase (Decrease) in
        net assets from
        operations............   $ 1,880,238     $ 8,637,076     $    53,726     $ 1,826,735     $   234,390     $  (211,360)
                                 -----------     -----------     -----------     -----------     -----------     -----------
CONTRACT OWNER TRANSACTIONS:
  Transfers between
    Sub-Accounts..............   $   380,643     $   399,891     $  (776,266)    $   245,979     $  (442,279)    $  (441,064)
  Transfers to loan value
    account...................      (132,140)       (618,675)       (169,189)       (585,188)       (273,029)        (51,448)
  Contract surrenders.........    (1,158,570)     (1,046,372)       (793,239)       (795,332)       (192,757)       (633,755)
  Charges for life insurance
    protection................       (75,466)       (140,181)        (84,815)       (160,115)        (32,517)        (75,173)
  Death benefits..............      (168,024)       (680,194)       (326,650)       (503,343)        (64,313)        (26,988)
                                 -----------     -----------     -----------     -----------     -----------     -----------
    (Decrease) in net assets
      from contract owner
      transactions............   $(1,153,557)    $(2,085,531)    $(2,150,159)    $(1,797,999)    $(1,004,895)    $(1,228,428)
                                 -----------     -----------     -----------     -----------     -----------     -----------
      Increase (Decrease) in
        net assets............   $   726,781     $ 6,551,545     $(2,096,433)    $    28,736     $  (770,505)    $(1,439,788)
NET ASSETS:
  Beginning of Period.........    35,863,216      29,311,671      30,868,432      30,839,696       6,643,509       8,083,297
                                 -----------     -----------     -----------     -----------     -----------     -----------
  End of Period...............   $36,589,897     $35,863,216     $28,771,999     $30,868,432     $ 5,873,004     $ 6,643,509
                                 ===========     ===========     ===========     ===========     ===========     ===========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

For the Six Months Ended June 30, 2000 and the Year Ended December 31, 1999 (Unaudited)

                                       HYS Sub-Account                 MSS Sub-Account                 MMS Sub-Account
                                -----------------------------   -----------------------------   -----------------------------
                                  Six Months      Year Ended      Six Months      Year Ended      Six Months      Year Ended
                                Ended June 30,   December 31,   Ended June 30,   December 31,   Ended June 30,   December 31,
                                     2000            1999            2000            1999            2000            1999
                                --------------   ------------   --------------   ------------   --------------   ------------
OPERATIONS:
  Net investment income
    (loss)....................    $  507,077      $  460,182      $1,653,245      $  (39,373)    $   128,666      $  234,040
  Net realized gains
    (losses)..................       (41,642)         22,599         930,202         156,562         --              --
  Net unrealized gains
    (losses)..................      (485,321)       (117,710)     (3,557,727)      3,313,207         --                  (81)
                                  ----------      ----------      ----------      ----------     -----------      ----------
      Increase (Decrease) in
        net assets from
        operations............    $  (19,886)     $  365,071      $ (974,280)     $3,430,396     $   128,666      $  233,959
                                  ----------      ----------      ----------      ----------     -----------      ----------
CONTRACT OWNER TRANSACTIONS:
  Transfers between
    Sub-Accounts..............    $ (237,848)     $  (35,370)     $1,564,137      $  717,312     $    35,824      $  341,633
  Transfers to loan value
    account...................       (47,933)        (49,490)         15,678         (92,409)       (228,885)       (146,857)
  Contract surrenders.........      (183,075)       (137,137)       (234,481)        (36,423)       (713,312)       (983,718)
  Charges for life insurance
    protection................       (20,554)        (42,205)        (23,159)        (31,563)        (64,039)       (118,797)
  Death benefits..............       (62,976)       (216,718)        --              (14,695)        (36,415)        (32,357)
                                  ----------      ----------      ----------      ----------     -----------      ----------
      Increase (Decrease) in
        net assets from
        contract owner
        transactions..........    $ (552,386)     $ (480,920)     $1,322,175      $  542,222     $(1,006,827)     $ (940,096)
                                  ----------      ----------      ----------      ----------     -----------      ----------
      Increase (Decrease) in
        net assets............    $ (572,272)     $ (115,849)     $  347,895      $3,972,618     $  (878,161)     $ (706,137)
NET ASSETS:
  Beginning of period.........     5,984,700       6,100,549       7,977,778       4,005,160       6,283,258       6,989,395
                                  ----------      ----------      ----------      ----------     -----------      ----------
  End of period...............    $5,412,428      $5,984,700      $8,325,673      $7,977,778     $ 5,405,097      $6,283,258
                                  ==========      ==========      ==========      ==========     ===========      ==========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

For the Six Months Ended June 30, 2000 and the Year Ended December 31, 1999 (Unaudited)

                                                                    TRS Sub-Account                 GGS Sub-Account
                                                             -----------------------------   -----------------------------
                                                               Six Months      Year Ended      Six Months      Year Ended
                                                             Ended June 30,   December 31,   Ended June 30,   December 31,
                                                                  2000            1999            2000            1999
                                                             --------------   ------------   --------------   ------------
OPERATIONS:
  Net investment income (loss).............................   $   629,086     $ 1,169,640      $   28,291      $  89,962
  Net realized gains (losses)..............................      (193,614)         50,773          (1,625)         2,767
  Net unrealized gains (losses)............................      (299,089)     (1,057,820)        (35,734)      (141,705)
                                                              -----------     -----------      ----------      ---------
      Increase (decrease) in net assets from operations....   $   136,383     $   162,593      $   (9,068)     $ (48,976)
                                                              -----------     -----------      ----------      ---------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts...........................   $  (530,949)    $  (711,472)     $     (973)     $(123,567)
  Transfers from loan value account........................        (8,116)       (161,443)        --                 103
  Contract surrenders......................................      (653,741)       (232,433)        --              --
  Charges for life insurance protection....................       (25,928)        (61,769)         (4,940)        (9,547)
  Death benefits...........................................       (20,440)       (206,887)        --              --
                                                              -----------     -----------      ----------      ---------
    Increase (Decrease) in net assets from contract owner
      transactions.........................................   $(1,239,174)    $(1,374,004)     $   (5,913)     $(133,011)
                                                              -----------     -----------      ----------      ---------
      Increase (Decrease) in net assets....................   $(1,102,791)    $(1,211,411)     $  (14,981)     $(181,987)
NET ASSETS:
  Beginning of period......................................     7,468,478       8,679,889         783,711        965,698
                                                              -----------     -----------      ----------      ---------
  End of period............................................   $ 6,365,687     $ 7,468,478      $  768,730      $ 783,711
                                                              ===========     ===========      ==========      =========

                                                                        ZCS-2000
                                                              -----------------------------
                                                                Six Months      Year Ended
                                                              Ended June 30,   December 31,
                                                                   2000            1999
                                                              --------------   ------------
OPERATIONS:
  Net investment income (loss)..............................    $  190,149      $  180,150
  Net realized gains (losses)...............................            58          27,919
  Net unrealized gains (losses).............................      (126,416)       (144,722)
                                                                ----------      ----------
  Increase (Decrease) in net assets from operations.........    $   63,791      $   63,347
                                                                ----------      ----------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts............................    $ (249,980)     $ (393,342)
  Transfers to loan value account...........................       (16,187)         58,677
  Contract surrenders.......................................      (116,141)       (103,066)
  Charges for life insurance protection.....................        (4,020)        (12,382)
  Death benefits............................................       --              (29,993)
                                                                ----------      ----------
    Decrease in net assets from contract owner
     transactions...........................................    $ (386,328)     $ (480,106)
                                                                ----------      ----------
      Increase (Decrease) in net assets.....................    $ (322,537)     $ (416,759)
NET ASSETS:
  Beginning of period.......................................     3,056,720       3,473,479
                                                                ----------      ----------
  End of period.............................................    $2,734,183      $3,056,720
                                                                ==========      ==========

                       See notes to financial statements
t

SUN LIFE (U.S.) VARIABLE ACCOUNT E

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1) ORGANIZATION

Sun Life (U.S.) Variable Account E (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor") was established on December 3, 1985 as a funding vehicle for single premium variable life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

(3) CONTRACT CHARGES

Certain charges based on the value of the Variable Account are paid to the Sponsor from the Variable Account at the end of each valuation period as follows: (i) an administrative charge of 0.35% for the first ten contract years and 0.20% thereafter; (ii) a mortality and expense risk charge of 0.60%; and
(iii) a minimum

SUN LIFE (U.S.) VARIABLE ACCOUNT E

(3) CONTRACT CHARGES -- continued

death benefit guarantee charge of 0.25% for the first ten contract years with no deduction thereafter. Accounts are transferred from Level 1 to Level 2 in the month following the tenth contract anniversary.

On each Monthly anniversary Date after the Contract Date, a charge for providing life insurance protection is imposed by the Sponsor against the contract's account value. This charge will be based upon the Sponsor's expectations of future mortality experience, but it will never be higher than the amount based upon the 1980 CSO Mortality Table C, and in most cases it will be lower.

The Sponsor does not deduct a sales charge from the premium payment. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 8% of the single premium payment made under the contract.

SUN LIFE (U.S.) VARIABLE ACCOUNT E

(4) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS

                            CAS - Level 1             CAS - Level 2             MIT - Level 1             MIT - Level 2
                             Sub-Account               Sub-Account               Sub-Account               Sub-Account
                       -----------------------   -----------------------   -----------------------   -----------------------
                         Six                       Six                       Six                       Six
                        Months                    Months                    Months                    Months
                        Ended      Year Ended     Ended      Year Ended     Ended      Year Ended     Ended      Year Ended
                       June 30,   December 31,   June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                         2000         1999         2000         1999         2000         1999         2000         1999
                       --------   ------------   --------   ------------   --------   ------------   --------   ------------
Units Outstanding
  Beginning of
  period.............   29,598       46,335      436,402      454,818       31,021       36,127      523,139      550,067
  Units transferred
    between Sub-
    Accounts.........  (22,540)     (14,243)      25,829       19,597      (16,641)      (3,878)       1,949       10,362
  Units transferred
    (to) from loan
    value account....     (370)        (252)      (1,335)      (9,450)         (14)      (1,044)      (3,006)      (9,821)
  Units
  surrendered........    --          (1,774)     (15,355)     (15,319)       --          --          (14,444)     (15,011)
  Units cancelled in
    payment of
    charges for life
    insurance
    protection.......      (40)        (183)        (960)      (2,106)         (65)        (184)      (1,460)      (2,986)
  Units cancelled in
    payment of death
    benefits.........    --            (285)      (2,157)     (11,138)       --          --           (5,639)      (9,472)
                       -------      -------      -------      -------      -------      -------      -------      -------
Units Outstanding
  End of period......    6,648       29,598      442,424      436,402       14,301       31,021      500,539      523,139
                       =======      =======      =======      =======      =======      =======      =======      =======

                            GSS - Level 1
                             Sub-Account
                       -----------------------
                         Six
                        Months
                        Ended      Year Ended
                       June 30,   December 31,
                         2000         1999
                       --------   ------------
Units Outstanding
  Beginning of
  period.............   35,165       38,842
  Units transferred
    between Sub-
    Accounts.........  (27,833)      (2,877)
  Units transferred
    (to) from loan
    value account....    --            (367)
  Units
  surrendered........    --          --
  Units cancelled in
    payment of
    charges for life
    insurance
    protection.......      (95)        (433)
  Units cancelled in
    payment of death
    benefits.........    --          --
                       -------      -------
Units Outstanding
  End of period......    7,237       35,165
                       =======      =======

SUN LIFE (U.S.) VARIABLE ACCOUNT E

(4) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS -- continued

                            GSS - Level 2             HYS - Level 1             HYS - Level 2             MSS - Level 1
                             Sub-Account               Sub-Account               Sub-Account               Sub-Account
                       -----------------------   -----------------------   -----------------------   -----------------------
                         Six                       Six                       Six                       Six
                        Months                    Months                    Months                    Months
                        Ended      Year Ended     Ended      Year Ended     Ended      Year Ended     Ended      Year Ended
                       June 30,   December 31,   June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                         2000         1999         2000         1999         2000         1999         2000         1999
                       --------   ------------   --------   ------------   --------   ------------   --------   ------------
Units Outstanding
  Beginning of
  period.............  273,830      326,819       12,479       17,206      212,563      225,883        8,837       11,622
  Units transferred
    between Sub-
    Accounts.........    7,334      (17,614)     (10,996)      (4,676)       2,112        3,515       (3,363)      (2,349)
  Units transferred
    (to) from loan
    value account....  (12,434)      (1,965)          (3)          (5)      (1,808)      (1,863)       --            (264)
  Units
  surrendered........   (8,757)     (29,112)       --          --           (6,936)      (5,163)       --          --
  Units cancelled in
    payment of
    charges for life
    insurance
    protection.......   (1,383)      (3,037)         (15)         (46)        (741)      (1,566)         (28)        (172)
  Units cancelled in
    payment of death
    benefits.........   (2,903)      (1,261)       --          --           (2,369)      (8,243)       --          --
                       -------      -------      -------      -------      -------      -------      -------      -------
Units Outstanding
  End of period......  255,687      273,830        1,465       12,479      202,821      212,563        5,446        8,837
                       =======      =======      =======      =======      =======      =======      =======      =======

                            MSS - Level 2
                             Sub-Account
                       -----------------------
                         Six
                        Months
                        Ended      Year Ended
                       June 30,   December 31,
                         2000         1999
                       --------   ------------
Units Outstanding
  Beginning of
  period.............   83,771       73,971
  Units transferred
    between Sub-
    Accounts.........   17,990       12,387
  Units transferred
    (to) from loan
    value account....      241       (1,212)
  Units
  surrendered........   (2,831)        (686)
  Units cancelled in
    payment of
    charges for life
    insurance
    protection.......     (251)        (403)
  Units cancelled in
    payment of death
    benefits.........    --            (286)
                       -------      -------
Units Outstanding
  End of period......   98,920       83,771
                       =======      =======

SUN LIFE (U.S.) VARIABLE ACCOUNT E

(4) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS -- continued

                             MMS - Level 1             MMS - Level 2             TRS - Level 1             TRS - Level 2
                              Sub-Account               Sub-Account               Sub-Account               Sub-Account
                        -----------------------   -----------------------   -----------------------   -----------------------
                          Six                       Six                       Six                       Six
                         Months                    Months                    Months                    Months
                         Ended      Year Ended     Ended      Year Ended     Ended      Year Ended     Ended      Year Ended
                        June 30,   December 31,   June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                          2000         1999         2000         1999         2000         1999         2000         1999
                        --------   ------------   --------   ------------   --------   ------------   --------   ------------
Units Outstanding
  Beginning of
  period..............   89,975       82,874      276,650      339,983       24,261       38,827      201,163      228,221
  Units transferred
    between Sub-
    Accounts..........  (24,149)      12,126       25,357        8,188       (8,409)     (14,161)      (8,184)      (7,482)
  Units transferred
    (to) from loan
    value account.....     (631)      (1,196)     (12,548)      (7,547)         (18)        (182)        (253)      (4,664)
  Units surrendered...  (19,539)        (181)     (21,755)     (58,613)      (7,557)      --          (12,021)      (7,022)
  Units cancelled in
    payment of charges
    for life insurance
    protection........   (1,443)      (3,032)      (2,004)      (4,040)         (63)        (223)        (713)      (1,643)
  Units cancelled in
    payment of death
    benefits..........    --            (616)      (2,085)      (1,321)       --          --             (608)      (6,247)
                        -------      -------      -------      -------      -------      -------      -------      -------
Units outstanding
  End of period.......   44,213       89,975      263,615      276,650        8,214       24,261      179,384      201,163
                        =======      =======      =======      =======      =======      =======      =======      =======

                             GGS - Level 1
                              Sub-Account
                        -----------------------
                          Six
                         Months
                         Ended      Year Ended
                        June 30,   December 31,
                          2000         1999
                        --------   ------------
Units Outstanding
  Beginning of
  period..............    4,189        4,750
  Units transferred
    between Sub-
    Accounts..........     (673)        (457)
  Units transferred
    (to) from loan
    value account.....    --          --
  Units surrendered...    --          --
  Units cancelled in
    payment of charges
    for life insurance
    protection........      (55)        (104)
  Units cancelled in
    payment of death
    benefits..........    --          --
                        -------      -------
Units outstanding
  End of period.......    3,461        4,189
                        =======      =======

SUN LIFE (U.S.) VARIABLE ACCOUNT E

(4) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS -- continued

                                            GGS - Level 2                ZCS-2000 - Level 1              ZCS-2000 - Level 2
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    -----------------------------   -----------------------------   -----------------------------
                                      Six Months      Year Ended      Six Months      Year Ended      Six Months      Year Ended
                                    Ended June 30,   December 31,   Ended June 30,   December 31,   Ended June 30,   December 31,
                                         2000            1999            2000            1999            2000            1999
                                    --------------   ------------   --------------   ------------   --------------   ------------
Units Outstanding
  Beginning of period.............        35,924         41,683           14,117         19,758          125,098        141,678
  Units transferred between
    Sub-Accounts..................           614         (5,391)          (7,140)        (5,610)          (4,253)       (12,630)
  Units transferred (to) from loan
    value account.................       --                   7          --              --                 (814)         2,720
  Units surrendered...............       --              --              --              --               (5,163)        (4,757)
  Units cancelled in payment of
    charges for life insurance
    protection....................          (204)          (375)              (7)           (31)            (172)          (541)
  Units cancelled in payment of
    death benefits................       --              --              --              --              --              (1,372)
                                     -----------      ---------      -----------      ---------      -----------      ---------
Units outstanding
  End of period...................        36,334         35,924            6,970         14,117          114,696        125,098
                                     ===========      =========      ===========      =========      ===========      =========

COMPASS--LIFE
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E
DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, Vice Chairman and Director
JAMES A. McNULTY, III, President and Director
RICHARD B. BAILEY, Director
GREGORY W. GEE, Director
DAVID D. HORN, Director
ANGUS A. MacNAUGHTON, Director
S. CAESAR RABOY, Director
WILLIAM W. STINSON, Director
PETER F. DEMUTH, Vice President, Chief
  Counsel and Assistant Secretary
ELLEN B. KING, Counsel and Secretary
ROBERT P. VROLYK, Vice President and Actuary
DAVEY S. SCOON, Vice President, Finance and
  Treasurer
RONALD J. FERNANDES, Vice President, Retirement
  Products and Services
JAMES M.A. ANDERSON, Vice President, Investments
ROBIN L. CAMARA, Vice President, Human
  Resources and Administrative Services
JAMES R. SMITH, Vice President and
  Chief Information Officer
MARK W. DETORA, Vice President,
  Individual Insurance

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)
Variable Life Service Unit, SC 1278
One Sun Life Executive Park
Wellesley Hills, MA 02481
Call Toll Free 1-800-445-4070

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, Massachusetts 02110-2875

                                                 VARIABLE PRODUCTS ARE ISSUED BY
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                      AND DISTRIBUTED THROUGH SUN LIFE OF CANADA
                                                       (U.S.) DISTRIBUTORS INC.,
                                                         MEMBERS OF THE SUN LIFE
                                                   FINANCIAL GROUP OF COMPANIES.
                                                                     CO2-2/99 6M

                                      LOGO

                                                         SINGLE PREMIUM VARIABLE
                                                                  LIFE INSURANCE
                               -------------------------------------------------
                                               SEMI-ANNUAL REPORT, JUNE 30, 2000
                                      LOGO